Average Annual Total Returns - SA Goldman Sachs Global Bond Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	J.P. Morgan Global Government Bond Index (un-hedged) (reflects no deduction for fees, expenses or taxes) 1 Year	J.P. Morgan Global Government Bond Index (un-hedged) (reflects no deduction for fees, expenses or taxes) 5 Years	J.P. Morgan Global Government Bond Index (un-hedged) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.84%	4.76%	2.61%	11.59%	4.59%	2.45%	11.55%	4.48%	2.35%	9.68%	4.62%	2.46%